NORTHERN INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND
INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NORTHERN INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND NORTHERN INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NORTHERN INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND NORTHERN INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND
Management Fees		0.33%
Other Expenses	[1]	0.07%
Transfer Agent Fees		0.02%
Other Operating Expenses		0.05%
Total Annual Fund Operating Expenses		0.40%
Expense Reimbursement	[2]	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.35%
[1]	"Other Expenses" are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses; the compensation paid to each Independent Trustee of the Trust; expenses of third party consultants engaged by the Board of Trustees; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; expenses in connection with the negotiation and renewal of the revolving credit facility; and extraordinary expenses and interest) to the extent the "Total Annual Fund Operating Expenses" exceed 0.35%. This contractual limitation may not be terminated before July 31, 2016 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
NORTHERN INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND | NORTHERN INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND | USD ($)	36	123

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in:
  Cash;
  Securities issued or guaranteed by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing; and
  Repurchase agreements that are fully collateralized by cash or such securities.
Subject to the 99.5% investment strategy requirement describe above, the Fund also may invest in other “Eligible Securities” as defined by the Securities and Exchange Commission (“SEC”). Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (b) are issued or guaranteed by, or otherwise allow a Fund to demand payment from, an issuer with those ratings.

Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Fund’s investment adviser under the direction of the Board of Trustees.

THE FUND HAS A VARIABLE NET ASSET VALUE (“NAV”). UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS. The Fund is managed in accordance with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Rule 2a-7 imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.
PRINCIPAL RISKS
INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. It is possible to lose money by investing in the Fund.
FUND PERFORMANCE
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.